Business Combinations and Divestitures - WalkMe Acquisition (Details) € in Millions, $ in Billions		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 12, 2024 EUR (€)	Sep. 12, 2024 USD ($)	Jun. 05, 2024
Recognized Assets and Liabilities
Revenue		€ 34,176	€ 31,207	€ 29,520
Profit after tax	[1]	3,150	€ 5,964	€ 1,708
WalkMe
Business Combinations
Cash paid					€ 1,257
Replacement share-based payment awards					41
Call option exercise liability					31
Total consideration transferred					1,329	$ 1.4
Percentage of interest acquired							100.00%
Estimated pro forma revenue		34,328
Proforma profit after tax		3,050
Recognized Assets and Liabilities
Intangible assets					502
Cash and cash equivalents					202
Other identifiable assets					235
Total identifiable assets					939
Other identifiable liabilities					264
Total identifiable liabilities					264
Total identifiable net assets					675
Goodwill					654
Total consideration transferred					€ 1,329	$ 1.4
Revenue		34,176
Revenue from acquisitions		61
Profit after tax		3,150
Profit after tax from acquisitions		€ (47)

[1]	From continuing and discontinued operations